S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Dec. 01, 2025
Direct and Indirect Material Interest Holder (Mr. Yun Chen) [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Yun Chen